RELATED PARTIES (Tables)	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
SCHEDULE OF TRANSACTIONS WITH RELATED PARTIES

(b) The following tables indicate the transactions that have been entered into with related parties:

i)	Balance Sheets

	As of June 30, 2024 (Unaudited)
	US$’000
	Accounts receivable	Other current assets	Amounts due from related parties	Accounts payable	Contract liabilities	Accruals and other current liabilities to related parties	Loans attributable to related parties
Significantly influenced by the Company
Jilin FAW Baosteel Auto Steel Parts Co., Ltd.	-	191	-	158	-	-	-
Jilin Jiqi-Longshan Automobile Chassis Co., Ltd	-	904	-	351	-	-	-

Non-controlling interest shareholder
China FAW Co., Ltd.	2	-	43,430	142	-	-	-
Dezhou Economic and Tech Development Zone Jingtai Investment Co., Ltd.	-	-	-	-	-	1,325	3,816

Affiliate of non-controlling interest shareholder
Yantai Guofeng Investment Holding Group Co., Ltd.	-	-	-	-	-	33,185	101,827
Nanjing Shengnuo Biotechnology Industry Company Ltd	-	-	-	-	-	113	-
Qiming Information Technology Co., Ltd.	-	-	-	79	-	103	-
FAW Bestune Car Co., Ltd.	86	-	-	73	-	-	-
FAW-Volkswagen Automobile Co., Ltd.	40	-	-	-	-	-	-
FAW Mould Manufacturing Co., Ltd.	-	9	-	39,085	-	-	-
FAW Logistics (Changchun Lushun) Storage and Transportation Co., Ltd.	-	-	-	2,649	-	89	-
FAW Logistics Co., Ltd.	-	-	-	2,715	-	-	-
Changchun FAW International Logistics Co., Ltd.	-	-	-	366	-	617	-
China FAW Group Co., Ltd.	-	-	-	-	-	24,624	-
China FAW Group Import & Export Co., Ltd.	-	-	-	81	86	25	-
FAW Finance Co., Ltd.	-	-	-	-	-	24,509	158,448
Changchun Wisdom Bus Branch of FAW Jiefang Automobile Co., Ltd.	55	-	-	-	457	-	-

Significantly influenced by non-controlling interest shareholder
Shandong Jiankangdadi Enterprise Management Consulting Co., Ltd	-	-	-	-	-	66	1,789
Jinan Haiyun Investment Consulting Co., Ltd	-	-	-	-	-	105	1,376
Machinery Industry Ninth Design and Research Institute Co., Ltd.	-	34	-	125	-	-	-
FAW Bus (Dalian) Co., Ltd.	-	-	-	-	741	-	-

Other	-	524	5	30	76	30	-

Total	183	1,662	43,435	45,854	1,360	84,791	267,256

	As of December 31, 2023
	US$’000
	Accounts receivable	Other current assets	Amounts due from related parties	Accounts payable	Contract liabilities	Accruals and other current liabilities to related parties	Loans attributable to related parties
Significantly influenced by the Company
Jilin FAW Baosteel Auto Steel Parts Co., Ltd.	-	421	-	-	-	3	-
Jilin Jiqi-Longshan Automobile Chassis Co., Ltd	-	1,847	-	-	-	-	-

Independent Directors
John Chiang	-	15	-	-	-	13	-
Simon Pang	-	15	-	-	-	13	-
Wen Li	-	15	-	-	-	13	-
Ying Liu	-	15	-	-	-	13	-

Non-controlling interest shareholder
China FAW Co., Ltd.	3	-	48,699	184	-	-	-
Dezhou Economic and Tech Development Zone Jingtai Investment Co., Ltd.	-	-	-	-	-	1,142	3,906

Affiliate of non-controlling interest shareholder
Yantai Guofeng Investment Holding Group Co., Ltd.	-	-	-	-	-	30,542	104,227
Nanjing Shengnuo Biotechnology Industry Company Ltd	-	-	-	-	-	69	1,127
Qiming Information Technology Co., Ltd.	-	-	-	81	-	111	-
FAW Bestune Car Co., Ltd.	164	-	-	75	-	-	-
FAW-Volkswagen Automobile Co., Ltd.	16	-	-	-	-	-	-
FAW Mould Manufacturing Co., Ltd.	-	-	-	39,996	-	-	-
FAW Logistics (Changchun Lushun) Storage and Transportation Co., Ltd.	-	-	-	2,712	-	91	-
FAW Logistics Co., Ltd.	-	-	-	2,779	-	-	-
Changchun FAW International Logistics Co., Ltd.	-	-	-	374	-	631	-
China FAW Group Co., Ltd.	-	-	-	-	-	25,204	-
China FAW Group Import & Export Co., Ltd.	25	-	-	83	119	26	-
FAW Finance Co., Ltd.	-	-	-	-	-	20,565	162,181
Changchun Wisdom Bus Branch of FAW Jiefang Automobile Co., Ltd.	-	-	-	-	1,527	-	-

Significantly influenced by non-controlling interest shareholder
Shandong Jiankangdadi Enterprise Management Consulting Co., Ltd	-	-	-	-	-	21	563
Jinan Haiyun Investment Consulting Co., Ltd	-	-	-	-	-	34	1,408
Machinery Industry Ninth Design and Research Institute Co., Ltd.	-	-	-	878	-	-	-
FAW Bus (Dalian) Co., Ltd.	-	-	-	-	758	-	-

Other	-	458	49	30	79	4	-

Total	208	2,786	48,748	47,192	2,483	78,495	273,412

SCHEDULE OF FINANCING WITH RELATED PARTIES

(c) The following table indicates the financings that have been entered into with related parties:

	June 30, 2024	December 31, 2023
	US$’000	US$’000
	(Unaudited)
Affiliate of non-controlling interest shareholder
Yantai Guofeng Investment Holding Group Co., Ltd.(i)	101,827	104,227
Nanjing Shengnuo Biotechnology Industry Company Ltd. (ii)	-	1,127
FAW Finance Co., Ltd. (iii)	158,448	162,181

Non-controlling interest shareholder
Dezhou Economic and Tech Development Zone Jingtai Investment Co., Ltd. (iv)	3,816	3,906

Significantly influenced by non-controlling interest shareholder
Shandong Jiankangdadi Enterprise Management Consulting Co., Ltd (v)	1,789	563
Jinan Haiyun Investment Consulting Co., Ltd (vi)	1,376	1,408

Total	267,256	273,412

(i)	In December 2019, Shandong Baoya entered loans with Yantai Guofeng Investment Holding Group Co., Ltd. The loans are bearing an interest rate of 6.5%. Pursuant to the loan agreements, if Shandong Baoya meets certain development conditions, part of the loans could be transferred to a government subsidy, and the relevant interest would be waived. None of the conditions were met. For the six months ended June 30, 2024 and 2023, the principal amount converted to government subsidies were both nil.

(ii)	In May 2023, Shandong Baoya entered loans with Nanjing Shengnuo Biotechnology Industry Company Ltd. The loans bear an interest rate of 10%. The loans were to mature in three months, but the due dates were further extended twice in July 2023 and January 2024. On May 16 and June 4, 2024, Shandong Baoya repaid the principal of US$344 thousand and US$757 thousand, respectively. As of June 30, 2024, there was no outstanding principal due.

(iii)	During May 2020, FAW Jilin entered pledged loans with FAW Finance Co., Ltd. The loans bear interest of 3.915% and mature gradually from 2022 to 2025. Pursuant to the agreements, FAW Jilin will make four installment payments of US$39,612 thousand (each for the remaining principal balance. On November 1, 2022, FAW Jilin defaulted on this pledged loan. As a result, pursuant to the agreement, there will be penalties for unpaid interest, and the annual interest rate for the default principal increased to 5.0895% from 3.915%. The remaining unpaid principal was not due immediately, The following table illustrates the carrying amount of the loan and the buildings, machine and equipment, and land use right, pledged by the Company to secure the borrowings as of June 30, 2024 and December 31, 2023.
	June 30, 2024	December 31, 2023
	US$’000	US$’000
	(Unaudited)
Collateralized by the FAW Jilin factory and land use right with the carrying value of US$61,326 thousand and US$64,942 thousand, as of June 30, 2024 and December 31, 2023.	48,162	49,297
Collateralized by the machinery and equipment, molds and tooling, other logistic equipment of FAW Jilin with carrying value of US$ 21,813 thousand and US$ 25,702 thousand as of June 30, 2024 and December 31, 2023.	95,617	97,870
Credit loan, no collateralized items.	14,669	15,014
Total	158,448	162,181

(iv) In 2016, Dezhou Yarui entered into a related party pledged loan with Dezhou Economic and Tech Development Zone Jingtai Investment Co., Ltd. (“Dezhou Jingtai”). The loan was originally due on October 31, 2026. In March 2022, pursuant to the loan agreement, Dezhou Jingtai filed in court to request the Company to repay the loan in advance. As a result, in April 2022, the Company reached a settlement agreement with Dezhou Jingtai. Pursuant to the settlement agreement, the outstanding balance of US$4,641 thousand will bear an annual interest rate of 4.9% and will be repaid in four installments, with each payment amount of US$1,160 thousand on and before August 1, 2024. As of the March 24, 2023, the Company partially paid the first installment, which was due on February 1, 2023. In August 2023, Dezhou Yarui entered into an agreement with Dezhou Jingtai to settle the remaining amount due. The following table illustrates the carrying amount of the loan and the machine and equipment pledged by the Company to secure the borrowings as of June 30, 2024 and December 31, 2023.

	June 30, 2024	December 31, 2023
	US$’000	US$’000
	(Unaudited)
Collateralized by buildings, machinery and equipment, land use right of Dezhou Yarui. The carrying amounts of machinery and equipment pledged to secure the borrowings as of June 30, 2024 and December 31, 2023 were US$709 thousand and US$586 thousand, respectively. The carrying amount of buildings and land use rights pledged to secure the borrowings as of June 30, 2024 and December 31, 2023 were US$1,677 thousand and US$1,780 thousand, respectively.	3,816	3,906

(v) In August and October 2023, Shandong Baoya entered two loans totaling US$550 thousand with Shandong Jiankangdadi Enterprise Management Consulting Co., Ltd.(“Jiankangdadi”). The loans bear interest of 10%. Of such loans, the due date of the US$413 thousand loan was December 31, 2023. The Company signed the agreements in January and June 2024 to extend the due date to December 31, 2024 and the interest rate decreased from 10% to 6%. The due date of the remaining US$137 thousand loan was extended from April 24, 2024 to October 23, 2024. On January 16, 2024, February 20, 2024, and March 25, 2024, Shandong Baoya entered three loans with Jiankangdadi. The loans bear interest of 6%. The total of the three loans was US$1,238 thousand. The due dates are January 15, 2025, January 28, 2025 and March 24, 2025.

(vi) In August and September 2023, Shandong Baoya entered two loans amounting to US$1,376 thousand with Jinan Haiyun Investment Consulting Co., Ltd. The loans bear interest of 10%. The Company has signed an agreement to extend the due dates to August 22, 2024 and September 24, 2024, and the interest rate was decreased to 8%. In August 2024, the Company signed an agreement to extend the due date to February 22, 2025 and March 24, 2025 and the interest rate was decreased to 6%.

SCHEDULE OF COMPENSATION TO RELATED PARTIES

The following table consists of the number of shares and the total amount of compensation to independent directors:

	June 30, 2024 (Unaudited)
	Issued shares	Cash
		US$’000

John Chiang	167	$50.00
Simon Pang	167	$50.00
Wen Li	167	$50.00
Ying Liu	167	$50.00
Total	668	$200.00